Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other components of comprehensive income (loss), net of tax:
Change in fair value of derivatives, deferred tax expense (benefit)	$ (700)	$ 600	$ 700
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, deferred tax expense (benefit)			(1)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	$ 300	$ 200	$ 100